Disclosure of detailed information about non-capital losses available explanatory (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets	$ 47,457,000	$ 44,700,513
Non-capital losses carried forward [Member]
Statement [Line Items]
Deferred tax assets	15,953,000	$ 13,514,706
Non-capital losses carried forward [Member] | 2026 [Member]
Statement [Line Items]
Deferred tax assets	46,000
Non-capital losses carried forward [Member] | 2027 [Member]
Statement [Line Items]
Deferred tax assets	215,000
Non-capital losses carried forward [Member] | 2028 [Member]
Statement [Line Items]
Deferred tax assets	772,000
Non-capital losses carried forward [Member] | 2029 [Member]
Statement [Line Items]
Deferred tax assets	879,000
Non-capital losses carried forward [Member] | 2030 [Member]
Statement [Line Items]
Deferred tax assets	1,982,000
Non-capital losses carried forward [Member] | 2031 [Member]
Statement [Line Items]
Deferred tax assets	3,381,000
Non-capital losses carried forward [Member] | 2032 [Member]
Statement [Line Items]
Deferred tax assets	2,852,000
Non-capital losses carried forward [Member] | 2033 [Member]
Statement [Line Items]
Deferred tax assets	2,538,000
Non-capital losses carried forward [Member] | 2034 [Member]
Statement [Line Items]
Deferred tax assets	1,135,000
Non-capital losses carried forward [Member] | 2035 [Member]
Statement [Line Items]
Deferred tax assets	810,000
Non-capital losses carried forward [Member] | 2036 [Member]
Statement [Line Items]
Deferred tax assets	798,000
Non-capital losses carried forward [Member] | 2037 [Member]
Statement [Line Items]
Deferred tax assets	$ 545,000